UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2014 to December 31, 2014

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2014 (Unaudited)

Causeway Global Absolute Return Fund	Number of Shares	Value
SHORT-TERM INVESTMENTS
Dreyfus Cash Management, Institutional Class, 0.030% **,[1]	161,841,096	$161,841

Total Short-Term Investments
(Cost $161,841) — 99.4%		161,841

Total Investments — 99.4%
(Cost $ 161,841)‡		161,841

Other Assets in Excess of Liabilities — 0.6%		1,007

Net Assets — 100.0%		$162,848

A list of outstanding total return swap agreements held by the Fund at December 31, 2014, is as follows:

Counterparty	Reference Entity/ Obligation	Fixed Payments Paid	Total Return Received or Paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Long Positions†
Morgan Stanley	United States Custom Basket of Securities	Long: Fed Funds-1day + 0.50%	Total Return of the basket of securities	1/29/2015	$107,948	$1,353

Morgan Stanley	Europe Custom Basket of Securities (Local)	Long: Fed Funds-1D + 0.55% Short: Fed Funds-1D – 0.40% to Fed Funds-1D – 4.00%	Total Return of the basket of securities	11/2/2015	3,132	(525)

Morgan Stanley	Japan Custom Basket of Securities	Long: Fed Funds-1D + 0.55% Short: Fed Funds-1D – 0.40%	Total Return of the basket of securities	1/29/2015	2,532	464

Morgan Stanley	South Korea Custom Basket of Securities	Long: Fed Funds-1D + 0.85% Short: Fed Funds-1D – 0.50% to Fed Funds – 6.50%	Total Return of the basket of securities	6/10/2015	838	(27)

Morgan Stanley	Hong Kong Custom Basket of Securities	Long: Fed Funds-1D + 0.55% Short: Fed Funds-1D – 0.50%	Total Return of the basket of securities	1/29/2015	5,228	(506)

Morgan Stanley	United Kingdom Custom Basket of Securities	Long: Fed Funds-1D + 0.55% Short: Fed Funds-1D – 0.35%	Total Return of the basket of securities	1/29/2015	11,142	(637)

Morgan Stanley	Singapore Custom Basket of Securities	Short: Fed Funds-1 day – 0.50%	Total Return of the basket of securities	1/29/2015	—	(11)

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fixed Payments Paid	Total Return Received or Paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Short Positions††

Morgan Stanley	United States Custom Basket of Short Securities	Short: Fed Funds-1D – 0.35% to Fed Funds-1D – 1.33%	Total Return of the basket of securities	1/29/2015	$(123,610)	$1,326

Morgan Stanley	Canada Custom Basket of Securities	Short: Fed Funds-1D – 0.35% to Fed Funds-1D – 0.94%	Total Return of the basket of securities	1/29/2015	(8,850)	(345)

Morgan Stanley	Europe Custom Basket of Securities	Long: Fed Funds-1D + 0.55% Short: Fed Funds-1D – 0.40% to Fed Funds-1D – 1.38%	Total Return of the basket of securities	1/29/2015	(1,082)	(158)

Morgan Stanley	Australia Custom Basket of Securities	Short: Fed Funds-1D – 0.50%	Total Return of the basket of securities	1/29/2015	(6,809)	(122)

						$812

†	The following table represents the individual common stock exposures compromising the Long Custom Basket Total Return Swaps as of December 31, 2014.

United States Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
—	First American	USD	$39
29,000	Walt Disney Co.	USD	80
43,300	Chevron Corp.	USD	187
51,800	United Health Group	USD	144
52,622	Johnson & Johnson	USD	(160)
69,100	Synnex Corp.	USD	461
79,800	Qualcomm Inc.	USD	221
81,946	Eli Lilly & Co.	USD	108
83,900	National Oilwell Varco Inc	USD	(91)
95,347	Apollo Education Group	USD	274
102,100	Wells Fargo & Co.	USD	67
104,313	Altria Group Inc	USD	(52)
124,249	Carnival Corp.	USD	173
136,031	Citigroup Inc.	USD	15
137,230	Csx Corp.	USD	(17)
140,010	U S G Corp.	USD	(117)

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

United States Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
143,543	Mattel Inc.	USD	$(35)
158,796	Oracle Corp.	USD	403
161,720	Microsoft Corp.	USD	(173)
180,287	Progress Corp Oh	USD	(48)
245,551	EMC Corp.	USD	(126)

			$1,353

Europe Custom Basket of Securities (Local)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(774,823)	Enel Green Power SpA	EUR	$112
(373,377)	Alcatel	EUR	(49)
(327,832)	Saipem	EUR	257
(195,291)	Vivendi	EUR	(52)
(158,202)	Deutsche Bank Ag	EUR	244
(90,095)	Terna	EUR	13
(79,880)	Telefonica Esp	EUR	58
(53,811)	Unicredito Spa	EUR	40
(49,973)	Repsol	EUR	9
(45,590)	ASML Holding Nv	EUR	(254)
(36,433)	Man Se	EUR	(24)
(25,584)	Basf Se	EUR	96
(16,766)	L.V.M.H.	EUR	211
(14,455)	Air Liquide	EUR	(30)
(3,938)	Essilor Intl	EUR	(11)
(1,615)	BMW	EUR	4
(1,164)	Hermes Intl	EUR	(415)
(1)	Commerzbank	EUR	—
33,101	Linde Ag	EUR	95
60,677	Sanofi	EUR	(164)
66,973	BNP Paribas	EUR	(188)
73,973	Schneider Sa	EUR	(450)
89,525	Technip	EUR	(316)
109,432	Akzo Nobel	EUR	273
220,693	Reed Elsevier Nv	EUR	16

			$(525)

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

Japan Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(356,300)	Nissan Motor Co. Ltd.	JPY	$193
(187,800)	Yahoo Japan Corp.	JPY	4
(161,700)	Honda Motor Co. Ltd.	JPY	62
(78,500)	Softbank Corp.	JPY	512
(45,100)	Konami Corp.	JPY	3
(34,100)	Ntt Docomo Inc.	JPY	30
(28,100)	Canon Inc.	JPY	(18)
(24,500)	Fanuc Corp.	JPY	30
(22,000)	Toray Industries Inc.	JPY	(5)
(19,700)	Nintendo Co. Ltd.	JPY	134
(14,300)	Suzuken Co. Ltd.	JPY	(32)
—	Takeda Pharmaceutical Co. Ltd.	JPY	(12)
64,300	East Japan Railway Co.	JPY	43
64,900	Shin-Etsu Chemical Co. Ltd.	JPY	(123)
101,500	Kddi Corp.	JPY	10
195,500	Komatsu Ltd.	JPY	(220)
638,000	Hitachi Ltd.	JPY	(147)

			$464

South Korea Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(115,762)	Daewood Intl	KRW	$(136)
(17,027)	Hyundai Mobis	KRW	70
(14,629)	Samsung Sdi	KRW	189
(9,486)	Gs Engineering & Construction Corp	KRW	(3)
(7,355)	Samsung Eng	KRW	67
(6,882)	Lotte Shopping	KRW	(17)
(6,046)	SK Innovation	KRW	(17)
(1,031)	Hyundai Glovis Co. Ltd.	KRW	(12)
26,688	SK Telecom	KRW	(4)
37,331	Hyundai Motor	KRW	(164)

			$(27)

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

Hong Kong Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(4,418,000)	Country Garden	HKD	$204
(1,446,000)	China Overseas	HKD	107
(335,500)	Ping An Insurance Group Co. Of China Ltd.	HKD	(98)
(327,000)	Beijing Ent	HKD	(1)
(319,800)	AIA	HKD	221
(237,000)	China Mengniu	HKD	(29)
(130,000)	Enn Energy Holding Ltd.	HKD	(13)
(118,000)	China State Con	HKD	159
(90,100)	Tencent-100	HKD	(3)
(217)	Sun Hung Kai Pro	HKD	—
—	China National Building Material	HKD	27
466,000	HSBC	HKD	(141)
603,500	China Mobile	HKD	(400)
1,717,421	China Mer Holdings	HKD	(105)
3,699,000	CNOOC	HKD	(434)

			$(506)

United Kingdom Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(27,604,333)	Rolls-Royce Holdings PLC	GBP	$(135)
(2,042,089)	Rolls-Royce Holdings PLC, C Shares	GBP	—
(377,595)	Tullow Oil	GBP	39
(358,822)	Standard Life Assurance Co	GBP	46
(315,318)	Rsa Insurance Group PLC	GBP	172
(196,941)	Centrica	GBP	20
(192,413)	Glencore PLC	GBP	(1)
(144,581)	National Grid	GBP	1
(128,408)	St. James S Pl Cap	GBP	(35)
(53,510)	Experian PLC	GBP	(59)
(33,772)	Diageo PLC	GBP	13
(22,637)	Astrazeneca	GBP	82
(1)	Rentokil Initial	GBP	—
94,673	British American Tobacco PLC	GBP	(460)
227,960	Glaxosmithkline PLC	GBP	(270)

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

United Kingdom Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
421,386	Michael Page International PLC	GBP	$(14)
651,916	Aviva PLC	GBP	(125)
665,161	International Airline Group	GBP	275
1,095,411	Vodafone	GBP	(149)
1,372,800	Barclays PLC	GBP	(37)

			$(637)

Singapore Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Depreciation
—	Singapore Telecommunications Ltd.	SGD	$(11)

††	The following table represents the individual common stock exposures compromising the Short Custom Basket Total Return Swaps as of December 31, 2014.

United States Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(139,000)	Bank Of America	USD	$(126)
(115,900)	Loews Corp.	USD	(46)
(114,800)	Plum Creek Timb	USD	(128)
(103,100)	Verizon Communications	USD	371
(99,900)	Liberty Global	USD	160
(81,000)	Salesforce.com	USD	47
(80,300)	Southern Copper Corp.	USD	140
(77,100)	Fastenal Co.	USD	(183)
(74,700)	Coca Cola Co.	USD	171
(74,600)	Allscripts Healthcare Solutions Inc.	USD	12
(69,300)	Yahoo Inc.	USD	35
(69,000)	Realty Income	USD	(114)
(68,400)	Wright Medical	USD	(11)
(67,000)	Metlife Inc.	USD	64
(60,200)	Ford Motor Co.	USD	(11)
(58,400)	Philip Morris	USD	248
(56,900)	Wal-Mart Stores	USD	64
(55,100)	Sirius Xm Holdings Inc	USD	7
(52,800)	Aflac Inc	USD	(93)
(52,700)	Procter & Gamble	USD	(36)

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

United States Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(48,700)	American Tower Corp.	USD	$280
(41,800)	General Motors	USD	(81)
(39,500)	Bristol Myers Squibb	USD	(14)
(38,700)	Hertz Global Holdings Inc.	USD	(37)
(38,300)	Ebay Inc	USD	(48)
(36,900)	Antero Resources Corp.	USD	233
(29,800)	Starbucks Corp.	USD	(35)
(24,900)	Schlumberger Ltd.	USD	3
(23,700)	Crown Castle International Corp.	USD	84
(23,600)	Tenet Healthcare	USD	22
(23,000)	T-Mobile Us Inc.	USD	30
(22,800)	Twitter Inc	USD	51
(22,400)	Gilead Sciences Inc.	USD	117
(21,700)	Apple Inc.	USD	185
(20,500)	Southern Co.	USD	(45)
(19,200)	Mcdonalds Corp.	USD	43
(18,900)	Thermo Fisher Scientific Inc.	USD	72
(18,800)	St Jude Medical	USD	50
(18,000)	Colfax Group	USD	23
(17,300)	Workday Inc.	USD	94
(17,100)	Praxair Inc.	USD	(32)
(13,700)	Athenahealth Inc.	USD	(390)
(13,700)	Precision Cast	USD	(33)
(11,400)	Monsanto	USD	35
(10,800)	Actavis PLC	USD	142
(10,100)	Facebook Inc.	USD	27
(9,600)	Cerner Corp.	USD	(3)
(9,300)	Visa Inc.	USD	(42)
(8,700)	Amazon.Com Inc.	USD	55
(4,900)	Biogen Idec Inc.	USD	(15)
(1,095)	Equinix Inc.	USD	—
(600)	Energy Transfer Partners	USD	—
(600)	Netsuite Inc.	USD	(2)
(100)	Intuitive Surg	USD	(1)
—	Qualcomm Inc.	USD	(13)

			$1,326

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

Canada Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(62,900)	Snc-Lavalin	CAD	$(44)
(57,700)	Enbridge	CAD	(339)
(42,100)	Cdn Utilities	CAD	(21)
(26,300)	Canadian National Railway	CAD	50
(10,300)	Goldcorp	CAD	9
(100)	Blackberry Ltd.	CAD	—

			$(345)

Europe Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(65,820)	Nestle AG	EUR	$109
(49,110)	Novo Nordisk B	EUR	162
(42,794)	Elekta B	EUR	—
(14,954)	Syngenta N	EUR	110
(6,767)	Getinge B	EUR	3
78,291	Novartis AG	EUR	(306)
156,751	Credit Suisse Group AG	EUR	(236)

			$(158)

Australia Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Depreciation
(200,891)	Oil Search	AUD	$(13)
(62,681)	CSL Ltd.	AUD	(53)
(15,085)	Commonwealth Bank of Australia	AUD	(24)
—	National Australia Bank	AUD	(32)

			$(122)

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2014.

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2014 (Unaudited)

‡	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
1	Of this investment, $113,445 was pledged and segregated with the custodian as collateral for outstanding total return equity swap agreements.
2	The net notional amount is the sum of long and short positions. The gross notional amount of long positions and short positions at December 31, 2014 is $130,820 and $(140,351), respectively. The gross notional amounts are representative of the volume of activity during the quarter ended December 31, 2014.

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

GBP – British Pound Sterling

HKD – Hong Kong Dollar

JPY – Japanese Yen

KRW – South Korean Won

SGD – Singapore Dollar

USD	– U.S. Dollar

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2014:

Investment in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investment	$161,841	$—	$—	$161,841

Total Investment in Securities	$161,841	$—	$—	$161,841

Other Financial Instruments – Assets	Level 1	Level 2	Level 3	Total
Total Return Swaps ^	$—	$3,143	$—	$3,143

Total Other Financial Instruments – Assets	$—	$3,143	$—	$3,143

Other Financial Instruments – Liabilities	Level 1	Level 2	Level 3	Total
Total Return Swaps ^	$—	$(2,331)	$—	$(2,331)

Total Other Financial Instruments – Liabilities	$—	$(2,331)	$—	$(2,331)

^ Total return swaps are valued at the unrealized appreciation (depreciation) on the instruments.

During the quarter ended December 31, 2014, there were no transfers between levels.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-005-0800

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 25, 2015

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: February 25, 2015